Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Basis of consolidation
4.1.	Basis of consolidation

The consolidated financial statements include the financial information of Petrobras and the entities it controls (subsidiaries), joint operations and consolidated structured entities.

Control is achieved when Petrobras: i) has power over the investee; ii) is exposed, or has rights, to variable returns from involvement with the investee; and iii) has the ability to use its power to affect its returns.

Subsidiaries are consolidated from the date on which control is obtained until the date that such control no longer exists, by using accounting policies consistent with those adopted by Petrobras. Note 11 sets out the consolidated entities and other direct investees, not including investments structured through a separate vehicle.

Investments structured through a separate vehicle are conceived so that the voting rights, or similar rights, are not the dominant factor to determine who controls the entity.

At December 31, 2017, Petrobras controls and consolidates the following structured entities:

Structured Entities	Country	Main segment
Charter Development LLC – CDC	U.S.A	E&P

Companhia de Desenvolvimento e Modernização de Plantas Industriais – CDMPI	Brazil	RT&M

Fundo de Investimento em Direitos Creditórios Não-padronizados do Sistema Petrobras	Brazil	Corporate

The consolidation procedures involve combining assets, liabilities, income and expenses, according to their function and eliminating all intragroup balances and transactions, including unrealized profits arising from intragroup transactions.

Reportable segments
4.2.	Reportable segments

The information related to the Company’s operating segments is prepared based on available financial information directly attributable to each segment, or items that can be allocated to each segment on a reasonable basis. This information is presented by business activity, as used by the Company’s Board of Executive Officers (Chief Operating Decision Maker – CODM) on the decision-making process of resource allocation and performance evaluation.

The measurement of segment results includes transactions carried out with third parties and transactions between business areas, which are charged at internal transfer prices defined by the relevant areas using methods based on market parameters.

The Company’s operating segments comprises the following business areas:

a)	Exploration and Production (E&P): this segment covers the activities of exploration, development and production of crude oil, NGL (natural gas liquid) and natural gas in Brazil and abroad, for the primary purpose of supplying its domestic refineries and the sale of surplus crude oil and oil products produced in the natural gas processing plants to the domestic and foreign markets. The E&P segment also operates through partnerships with other companies;

b)	Refining, Transportation and Marketing (RT&M): this segment covers the refining, logistics, transport and trading of crude oil and oil products activities in Brazil and abroad, exports of ethanol, extraction and processing of shale, as well as holding interests in petrochemical companies in Brazil;

c)	Gas and Power: this segment covers the activities of transportation and trading of natural gas produced in Brazil and abroad, imported natural gas, transportation and trading of LNG (liquid natural gas), generation and trading of electricity, as well as holding interests in transporters and distributors of natural gas and in thermoelectric power plants in Brazil, in addition to being responsible for the fertilizer business;

d)	Biofuels: this segment covers the activities of production of biodiesel and its co-products, as well as the ethanol-related activities: equity investments, production and trading of ethanol, sugar and the surplus electric power generated from sugarcane bagasse; and

e)	Distribution: this segment covers the activities of Petrobras Distribuidora S.A, which sells oil products, ethanol and vehicle natural gas in Brazil. This segment also includes distribution of oil products operations abroad (South America).

The corporate segment comprises the items that cannot be attributed to the other segments, notably those related to corporate financial management, corporate overhead and other expenses, including actuarial expenses related to the pension and medical benefits for retired employees and their dependents.

Assets and the statement of income by business area are presented in note 29.

Cash and cash equivalents
4.3.1.	Cash and cash equivalents

Cash and cash equivalents comprise cash in hand, term deposits with banks and short-term highly liquid financial investments that are readily convertible to known amounts of cash, are subject to insignificant risk of changes in value and have a maturity of three months or less from the date of acquisition.

Marketable securities
4.3.2.	Marketable securities

Marketable securities comprise investments in debt or equity securities. These instruments are initially measured at fair value, classified and subsequently measured as set out below:

•	Fair value through profit or loss – includes financial instruments purchased and held for trading in the short term. These instruments are measured at fair value with changes recognized in the statement of income in finance income (expenses).

•	Held-to-maturity – includes non-derivative financial instruments with fixed or determinable payments and fixed maturity, for which management has the clear intention and ability to hold to maturity. These instruments are measured at amortized cost using the effective interest rate method.

•	Available-for-sale – includes non-derivative financial instruments that are designated as available for sale or are not classified as financial assets at fair value through profit or loss or held-to-maturity investments. These instruments are measured at fair value and changes are recognized in other comprehensive income, in the shareholders’ equity and recycled to the statement of income when the instruments are derecognized or realized.

Trade receivables
4.3.3.	Trade receivables

Trade receivables are initially measured at the fair value of the consideration to be received and, subsequently, at amortized cost using the effective interest method, less any impairment loss on uncollectible receivables.

The Company recognizes an allowance for impairment of trade receivables when there is objective evidence that a loss event occurred after the initial recognition of the receivable and has an impact on the estimated future cash flows, which can be reliably estimated. Impairment losses on trade receivables are presented in the statement of income within selling expenses.

Loans and financing (debt)
4.3.4.	Loans and financing (Debt)

Loans and financing are initially recognized at fair value less transaction costs incurred and subsequently measured at amortized cost using the effective interest rate method.

When a debt instrument is replaced by another one, between the same parties, but containing substantially different terms, the original financial instrument is derecognized and a new one is recognized. Similarly, substantial changes to the terms of the existing financial instrument, or part of it, are accounted as extinction of the original financial liability and recognition of a new financial liability.

The terms of the financial instrument are considered substantially modified if the present value of their cash flows under the new terms, including any commissions paid (net of any commissions received) and discounted using the original effective interest rate method, is at least 10% different from the present value of the remaining cash flows of the original financial instrument.

Changes in the terms of the financial instrument that are not considered substantial do not affect the statement of income at the moment they occur. In this case, the effective interest rate of the instrument is recalculated and applied prospectively.

Derivative financial instruments
4.3.5.	Derivative financial instruments

Derivative financial instruments are recognized in the statement of financial position as assets or liabilities and are initially and subsequently measured at fair value.

Gains or losses arising from changes in fair value are recognized in the statement of income in finance income (finance expense), unless the derivative is qualified and designated for hedge accounting.

Cash flow hedge accounting
4.3.6.	Cash flow hedge accounting

The Company qualifies certain transactions for cash flow hedge accounting.

Hedging relationships qualify for cash flow hedges when they involve the hedging of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability or a highly probable forecasted transaction that may impact the statement of income.

Gains or losses relating to the effective portion of the hedge are recognized in other comprehensive income, in the shareholders’ equity and recycled to the statement of income in finance income (expense) in the periods when the hedged item affects the statement of income. The gains or losses relating to the ineffective portion are immediately recognized in the statement of income.

When the hedging instrument expires or settled in advance, no longer meets the criteria for hedge accounting or the Company revokes the designation, the cumulative gain or loss on the hedging instrument that has been recognized in other comprehensive income from the period when the hedge was effective is recorded separately in equity until the forecast transaction occurs. When the forecast transaction is no longer expected to occur, the cumulative gain or loss on the hedging instrument that has been recognized in other comprehensive income is immediately reclassified from shareholders’ equity to the statement of income.

In addition, when a financial instrument designated as a hedging instrument expires or settled, the Company may replace it with another financial instrument in a manner such that the hedge relationship continues to occur. Likewise, whenever a hedged transaction effectively occurs, its financial instrument previously designated as a hedging instrument may be designate for a new hedge relationship.

Inventories
4.4.	Inventories

Inventories are determined by the weighted average cost method and mainly comprise crude oil, intermediate products and oil products, as well as natural gas, LNG, fertilizers and biofuels, adjusted to the net realizable value when it is lower than its carrying amount.

Net realizable value is the estimated selling price of inventory in the ordinary course of business, less estimated cost of completion and estimated expenses to complete its sale.

Crude oil and LNG inventories can be traded or used for production of oil products and/or electricity generation, respectively.

Intermediate products are those product streams that have been through at least one of the refining processes, but still need further treatment, processing or converting to be available for sale.

Biofuels mainly include ethanol and biodiesel inventories.

Materials, supplies and others mainly comprise production supplies and operating materials used in the operations of the Company, stated at the average purchase cost, not exceeding replacement cost.

The amounts presented in the categories above include imports in transit, which are stated at their cost of purchase.

Investments in other companies
4.5.	Investments in other companies

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but not the ability to exercise control or joint control over those polices. The definition of control is set out in note 4.1.

A joint arrangement is an arrangement over which two or more parties have joint control (pursuant to contractual provisions). A joint arrangement is classified either as a joint operation or as a joint venture depending on the rights and obligations of the parties to the arrangement.

In a joint operation, the parties have rights to the assets and obligations for the liabilities related to the arrangement, while in a joint venture the parties have rights to the net assets of the arrangement. Certain of the Company’s activities in the E&P segment are conducted through joint operations.

Profit or loss, assets and liabilities related to joint ventures and associates are accounted for by the equity method. In a joint operation the Company recognizes the amount of its assets, liabilities and related income and expenses.

Accounting policies of joint ventures and associates have been adjusted, where necessary, to ensure consistency with the policies adopted by Petrobras. Distributions received from an investee reduce the carrying amount of the investment.

Business combinations and goodwill
4.6.	Business combinations and goodwill

Acquisitions of businesses are accounted for using the acquisition method when control is obtained. Combinations of entities under common control are accounted for at cost.

The acquisition method requires that the identifiable assets acquired and the liabilities assumed be measured at the acquisition-date fair value, with limited exceptions.

Goodwill is measured as the excess of the aggregate amount of: (i) the consideration transferred; (ii) the amount of any non-controlling interest in the acquiree; and (iii) in a business combination achieved in stages, the fair value of the acquirer’s previously held equity interest in the acquiree at the acquisition-date; over the net of the amounts of the identifiable assets acquired and the liabilities assumed. When this aggregate amount is lower than the net of the amounts of the identifiable assets acquired and the liabilities assumed, a gain on a bargain purchase is recognized in the statement of income.

Changes in ownership interest in subsidiaries that do not result in loss of control of the subsidiary are equity transactions. Any excess of the amounts paid/received, including directly attributable costs, over the carrying value of the ownership interest acquired/disposed is recognized in shareholders’ equity as changes in interest in subsidiaries.

Oil and Gas exploration and development expenditures
4.7.	Oil and Gas exploration and development expenditures

The costs incurred in connection with the exploration, appraisal and development of crude oil and natural gas production are accounted for using the successful efforts method of accounting, as set out below:

•	Costs related to geological and geophysical activities are expensed when incurred.

•	Amounts paid for obtaining concessions for exploration of crude oil and natural gas (capitalized acquisition costs) are initially capitalized as intangible assets and are transferred to property, plant and equipment once the technical and commercial feasibility can be demonstrated.

•	Costs directly attributable to exploratory wells, including their equipment and installations, pending determination of proved reserves are capitalized within property, plant and equipment. In some cases, exploratory wells have discovered oil and gas reserves, but at the moment the drilling is completed they are not yet able to be classified as proved. In such cases, the expenses continue to be capitalized if the well has found a sufficient quantity of reserves to justify its completion as a producing well and progress on assessing the reserves and the economic and operating viability of the project is under way. An internal commission of technical executives of the Company reviews these conditions monthly for each well, by analysis of geoscience and engineering data, existing economic conditions, operating methods and government regulations. For additional information on proved reserves estimates, see note 5.1.

•	Costs related to exploratory wells drilled in areas of unproved reserves are charged to expense when determined to be dry or uneconomic by the aforementioned internal commission.

•	Costs related to the construction, installation and completion of infrastructure facilities, such as drilling of development wells, construction of platforms and natural gas processing units, construction of equipment and facilities for the extraction, handling, storing, processing or treating crude oil and natural gas, pipelines, storage facilities, waste disposal facilities and other related costs incurred in connection with the development of proved reserve areas are capitalized within property, plant and equipment.

Property, plant and equipment
4.8.	Property, plant and equipment

Property, plant and equipment are measured at the cost to acquire or construct, including all costs necessary to bring the asset to working condition for its intended use and the estimated cost of dismantling and removing the asset and restoring the site, reduced by accumulated depreciation and impairment losses.

A condition of continuing to operate certain items of property, plant and equipment, such as industrial plants, offshore plants and vessels is the performance of regular major inspections and maintenance. Those expenditures are capitalized if a maintenance campaign is expected to occur, at least, 12 months later. Otherwise, they are expensed when incurred. The capitalized costs are depreciated over the period through the next major maintenance date.

Spare parts are capitalized when they are expected to be used during more than one period and can only be used in connection with an item of property, plant and equipment. These are depreciated over the useful life of the item of property, plant and equipment to which they relate.

Borrowing costs directly attributable to the acquisition or construction of qualifying assets are capitalized as part of the costs of these assets. General borrowing costs are capitalized based on the Company’s weighted average cost of borrowings outstanding applied over the balance of assets under construction. Borrowing costs are amortized during the useful lives of the assets or by applying the unit-of-production method to the related assets. In general, the Company suspends capitalization of borrowing to the extent investments in a qualifying asset hibernates during a period greater than one year or whenever the asset is prepared for its intended use.

Whenever an asset is directly associated to oil and gas production and its estimated lifecycle is equal or greater than the estimated length of reserves depletion, the depreciation of this asset will be accounted for pursuant to the unit-of-production method.

Assets depreciated based on the straight line method include: (i)assets related to oil and gas production with useful lives shorter than the life of the field; (ii) floating platforms; and (iii) assets that are unrelated to oil and gas production.

The unit of production method of depreciation (amortization) is computed based on a unit of production basis (monthly production) over the proved developed oil and gas reserves, applied on a field-by-field basis.

Amortization of amounts paid for obtaining concessions for exploration of oil and natural gas of producing properties, such as signature bonuses (capitalized acquisition costs) is recognized using the unit-of-production method, computed based on the units of monthly production over the total proved oil and gas reserves, applied on a field-by-field basis.

Except for land, which is not depreciated, other property, plant and equipment are depreciated on a straight-line basis over its useful life. Note 12.2 provides further information on the estimated useful life by class of assets. The useful life is reviewed at each year end.

Intangible assets
4.9.	Intangible assets

Intangible assets are measured at the acquisition cost, less accumulated amortization and impairment losses and comprise rights and concessions, including the signature bonus paid for concessions and production sharing agreements for exploration and production of oil and natural gas (capitalized acquisition costs), public service concessions, trademarks, patents, software and goodwill.

Signature bonuses paid for obtaining concessions for exploration of crude oil and natural gas are initially capitalized within intangible assets and are transferred to property, plant and equipment when the technical and commercial feasibility can be demonstrated. They are not amortized before their transference to property, plant and equipment. Intangible assets with a finite useful life, other than amounts paid for obtaining concessions for exploration of oil and natural gas of producing properties, are amortized over the useful life of the asset on a straight-line basis. In the event a signature bonus encompasses an area in which exploration activities occur in different locations, whenever the technical and commercial feasibility can be demonstrated for a specific location, a portion of the signature bonus is transferred to property, plant and equipment based on the ratio between the oil in place at this location and total reservoir volume of the area.

Internally-generated intangible assets are not capitalized and are expensed as incurred, except for development costs that meet the recognition criteria related to the completion and use of assets, probable future economic benefits, and others.

Intangible assets with an indefinite useful life are not amortized but are tested annually for impairment. Their useful lives are reviewed annually.

Impairment of property, plant and equipment and intangible assets
4.10.	Impairment of property, plant and equipment and intangible assets

Property, plant and equipment and intangible assets with definitive lives are tested for impairment when there is an indication that the carrying amount may not be recoverable. Assets are assessed for impairment at the smallest identifiable group that generates largely independent cash inflows from other assets or groups of assets (the cash-generating unit—CGU).

Assets related to development and production of oil and gas and (fields or group of fields) assets that have indefinite useful lives, such as goodwill acquired in business combinations, are tested for impairment annually, irrespective of whether there is any indication of impairment, or when any indication of impairment occurs.

The impairment test is performed through the comparison of the carrying amount of an individual asset or a cash-generating unit (CGU) with its recoverable amount. Whenever the recoverable amount is less than the carrying amount, an impairment loss is recognized to reduce the carrying amount to the recoverable amount. The recoverable amount of an asset or a cash-generating unit is the higher of its fair value less costs of disposal and its value in use. Considering the existing synergies between the Company’s assets and businesses, as well as the expectation of the use of its assets for their remaining useful lives, value in use is generally used by the Company for impairment testing purposes, except when specifically indicated.

Value in use is estimated based on the present value of the risk-adjusted (for specific risks) future cash flows expected to arise from the continuing use of an asset or cash-generating unit, discounted at a pre-tax discount rate. This rate is obtained from the Company’s post-tax weighted average cost of capital (WACC). Cash flow projections are mainly based on the following assumptions: prices based on the Company’s most recent business and management plan and strategic plan; production curves associated with existing projects in the Company’s portfolio, operating costs reflecting current market conditions, and investments required for carrying out the projects.

Reversal of previously recognized impairment losses is permitted for assets other than goodwill.

Impairment of associates and joint ventures (equity-accounted investments)
4.11.	Impairment of associates and joint ventures (equity-accounted investments)

The Company assesses its investments in associates and joint ventures (equity-accounted investments) for impairment whenever there is an indication that their carrying amounts may not be recoverable.

By performing impairment testing of an equity-accounted investment, goodwill, if exists, is also considered part of the carrying amount to be compared to the recoverable amount.

Except when specifically indicated, value in use is generally used by the Company for impairment testing purposes in the proportion to the Company’s interests in the present value of future cash flow projections via dividends and other distributions.

Reversals of previously recognized impairment losses are permitted.

Leases
4.12.	Leases

Leases that transfer substantially all the risks and rewards incidental to ownership of the leased item are recognized as finance leases.

For finance leases, when the Company is the lessee, assets and liabilities are recognized at the lower of the fair value of the leased property or the present value of the minimum lease payments, both determined at the inception of the lease.

Capitalized lease assets are depreciated on a systematic basis consistent with the depreciation policy the Company adopts for property, plant and equipment that are owned. Where there is no reasonable certainty that the Company will obtain ownership by the end of the lease term, capitalized lease assets are depreciated over the shorter of the lease term or the estimated useful life of the asset.

When the Company is the lessor, a receivable is recognized at the amount of the net investment in the lease.

If a lease does not transfer substantially all the risks and rewards incidental to ownership of the leased item, it is classified as an operating lease. Operating leases are recognized as expenses over the period of the lease.

Contingent rents are recognized as expenses when incurred.

Assets classified as held for sale
4.13.	Assets classified as held for sale

Non-current assets, disposal groups and liabilities directly associated with those assets are classified as held for sale if their carrying amounts will, principally, be recovered through the sale transaction rather than through continuing use.

The Company has an active divestment program and is considering opportunities for divestments in several areas where it operates. The divestment portfolio is dynamic because changes in market conditions and/or in the Company’s evaluation of its different businesses may affect any ongoing negotiation or potential transaction.

The condition for classification as held for sale is met only when the sale is approved by the Company’s Board of Directors and the asset or disposal group is available for immediate sale in its present condition and there is the expectation that the sale will occur within 12 months after its classification as held for sale. In addition, the sale should be expected to qualify for recognition as a completed sale within one year from the date of its classification as held for sale. However, an extended period required to complete a sale does not preclude an asset (or disposal group) from being classified as held for sale if the delay is caused by events or circumstances beyond the Company’s control and there is sufficient evidence that the Company remains committed to its plan to sell the assets (or disposal groups).

Assets (or disposal groups) classified as held for sale and the associated liabilities are measured at the lower of their carrying amount and fair value less costs to sell. Assets and liabilities are presented separately in the statement of financial position.

Decommissioning costs
4.14.	Decommissioning costs

Decommissioning costs are future obligations to perform environmental restoration, dismantle and remove a facility when the Company terminates its operations due to the exhaustion of the area or economic feasibility.

Costs related to the abandonment and dismantling of areas are recognized as part of the cost of an asset (with a corresponding liability) based on the present value of the expected future cash outflows, discounted at a risk-adjusted rate when a future legal obligation exists and can be reliably measured.

Decommissioning costs estimates for oil and natural gas producing properties are initially recognized after a field is declared to be commercially viable.

The part of the cost of an asset relating to decommissioning costs estimates is depreciated on the same basis of its corresponding property, plant and equipment. Unwinding of the discount on the corresponding liability is recognized as a finance expense, when incurred. Decommissioning costs estimates are revised annually, at least.

Provisions, contingent assets and contingent liabilities
4.15.	Provisions, contingent assets and contingent liabilities

Provisions are recognized when there is a present obligation that arises from past events and for which it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, which must be reasonably estimable.

Contingent assets and liabilities are not recognized, but contingent liabilities are disclosed whenever the likelihood of loss is considered possible, including those for which the amount outflow of resources are not reasonably estimable.

Income taxes
4.16.	Income taxes

Income tax expense for the period includes current and deferred taxes.

a)	Current income taxes

Current income taxes are computed based on taxable profit for the year, determined in accordance with the rules established by the taxation authorities, using tax rates that have been enacted or substantively enacted at the end of the reporting period.

Current income taxes are offset when they relate to income taxes levied on the same taxable entity and by the same tax authority, when there is a legal right and the entity has the intention to set off current tax assets and current tax liabilities, simultaneously, and they are recognized in the statement of income of the period, except to the extent that the tax arises from a transaction or event which is recognized directly in equity.

b)	Deferred income taxes

Deferred income taxes are recognized on temporary differences between the tax base of an asset or liability and its carrying amount. Deferred income tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences and carryforward of unused tax losses or credits to the extent that it is probable that taxable profit will be available against which those deductible temporary differences can be utilized. When there are insufficient taxable temporary differences relating to the same taxation authority and the same taxable entity, a deferred tax is recognized to the extent that it is probable that the entity will have sufficient taxable profit in future periods, based on projections approved by management and supported by the Company’s Business and Management Plan.

Deferred tax assets and deferred tax liabilities are measured at the tax rates that have been enacted or substantively enacted by the end of the reporting period, and they are offset when they relate to income taxes levied on the same taxable entity, when a legally enforceable right to set off current tax assets and current tax liabilities exists and when the deferred tax assets and deferred tax liabilities relate to taxes levied by the same tax authority on the same taxable entity.

Employee benefits (Post-Employment)
4.17.	Employee benefits (Post-Employment)

Actuarial commitments related to post-employment defined benefit plans and health-care plans are recognized as liabilities in the statement of financial position based on actuarial calculations which are revised annually by an independent qualified actuary (updating for material changes in actuarial assumptions and estimates of expected future benefits), using the projected unit credit method, net of the fair value of plan assets, when applicable, from which the obligations are to be directly settled.

Actuarial assumptions include demographic assumptions, financial assumptions, medical costs estimates, historical data related to benefits paid and employee contributions.

Under the projected credit unit method, each period of service gives rise to an additional unit of benefit entitlement and each unit is measured separately to determine the final obligation.

Changes in the net defined benefit liability (asset) are recognized when they occur, as follows: i) service cost and net interest cost in the statement of income; and ii) remeasurements in other comprehensive income.

Service cost comprises: (i) current service cost, which is the increase in the present value of the defined benefit obligation resulting from employee service in the current period; (ii) past service cost, which is the change in the present value of the defined benefit obligation for employee service in prior periods, resulting from a plan amendment (the introduction, modification, or withdrawal of a defined benefit plan) or a curtailment (a significant reduction by the entity in the number of employees covered by a plan); and (iii) any gain or loss on settlement.

Net interest on the net defined benefit liability (asset) is the change during the period in the net defined benefit liability (asset) that arises from the passage of time.

Remeasurement of the net defined benefit liability (asset) is recognized in shareholders’ equity, in other comprehensive income, and comprises: (i) actuarial gains and losses and; (ii) the return on plan assets, excluding amounts included in net interest on the net defined benefit liability (asset).

The Company also contributes amounts to defined contribution plans, that are expensed when incurred and are computed based on a percentage of salaries.

Share capital and distributions to shareholders
4.18.	Share capital and distributions to shareholders

Share capital comprises common shares and preferred shares. Incremental costs directly attributable to the issue of new shares (share issuance costs) are presented (net of tax) in shareholders’ equity as a deduction from the proceeds.

To the extent the Company proposes distributions to shareholders, such dividends and interest on capital are determined in accordance with the limits defined in the Brazilian Corporation Law and in the Company’s bylaws.

Interest on capital is a form of dividend distribution, which is deductible for tax purposes in Brazil to the entity distributing interest on capital. Tax benefits from the deduction of interest on capital are recognized in the statement of income.

Other comprehensive income
4.19.	Other comprehensive income

Other comprehensive income includes: i)changes in fair value of available-for-sale financial instruments; ii) effective portion of cash flow hedge; iii) remeasurement of defined benefit plans; and iv) cumulative translation adjustment.

Government grants
4.20.	Government grants
A government grant is recognized when there is reasonable assurance that the grant will be received and the Company will comply with the conditions attached to the grant.
Recognition of revenue
4.21.	Recognition of revenue

Revenue from the sale of goods, including, among others, crude oil, oil products, natural gas, biofuels, electric energy, is recognized when all the following conditions are satisfied:

(a) the Company has transferred to the buyer the significant risks and rewards of ownership of the goods, which usually happens at the delivery, in accordance with the terms of the sales contract;

(b) the Company retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold. The amount of revenue can be measured reliably, consisting of the fair value of the consideration received or receivable for products sold and services provided in the normal course of business, net of returns, discounts and sales taxes;

(c)	it is probable that the economic benefits associated with the transaction will flow to the Company; and

(d)	the costs incurred or to be incurred in respect of the transaction can be measured reliably.

Revenue is measured at the fair value of the consideration received or receivable for sales of products or services rendered, net of discounts, sales taxes and returns.